Financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Schedule of financial assets

	2021	2020
At amortized cost
Cash and cash equivalents	75,587	85,930
Short-term investments	253,042	515,201
Trade receivables	146,493	122,039
Total	475,122	723,170
Current	469,189	716,246
Non-current	5,933	6,924

Schedule of financial liabilities

	2021	2020
At amortized cost
Trade payables	41,706	32,240
Loans and financing	-	151,757
Lease liabilities	161,532	149,353
Accounts payable from acquisition of subsidiaries	149,765	274,861
At FVPL
Share-based compensation	52,283	46,260
Total	405,286	654,471
Current	218,675	342,350
Non-current	186,611	312,121

Schedule of sensitivity analysis

The following table demonstrates the sensitivity to a reasonably possible change in exchange rates on cash and cash equivalents. With all variables held constant, the Company's income before income taxes is affected through the impact on floating exchange rate, as follows:

				Depreciation of exchange rate
	Balance as of 12/31/2021	Currency	Current exchange rate	Probable scenario VaR 99% C.L. 1 day (i)	Possible scenario - exchange rate variation 25%	Remote scenario - exchange rate variation 75%
Cash and cash equivalents	15,722	USD	5.5805	226	3,931	11,792
(i)	Value at risk (VaR) is a measure of the risk of loss for investments. It estimates how much a set of investments might lose (with a given Confidence Level - C.L.), given normal market conditions, in a set time period such as a day.

Schedule of maturity profile of the financial liabilities based on contractual undiscounted amounts

The tables below summarize the maturity profile of the Company’s financial liabilities based on contractual undiscounted amounts:

As of December 31, 2021	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years	Total
Trade payables	41,706	-	-	-	41,706
Lease liabilities	28,379	55,623	54,484	121,809	260,295
Other leases (i)	3,914	1,957	1,449	561	7,881
Accounts payable from acquisition of subsidiaries	155,595	-	-	-	155,595
Share-based compensation	-	24,681	-	30,776	55,457
Total	229,594	82,261	55,933	153,146	520,934

As of December 31, 2020	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years	Total
Trade payables	32,240	-	-	-	32,240
Loans and financing	151,757	-	-	-	151,757
Lease liabilities	24,734	48,222	46,165	124,076	243,197
Other leases (i)	2,930	1,465	1,085	420	5,900
Accounts payable from acquisition of subsidiaries	139,488	139,488	-	-	278,976
Share-based compensation	-	-	51,172	36,881	88,053
Total	351,149	189,175	98,422	161,377	800,123
(i)	Refer to commitments from lease agreements that fall into the exemptions of short-term leases and low-value assets and therefore not recognized in lease liabilities.

Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Schedule of sensitivity analysis

The following table demonstrates the sensitivity to a reasonably possible change in interest rates on short-term investments, trade receivables, loans and financing, lease liabilities and accounts payable from acquisition of subsidiaries. With all variables held constant, the Company’s income before income taxes is affected through the impact on floating interest rate, as follows:

					Increase / decrease in interest rate
	Balance as of 12/31/2021	Index - % per year	Probable scenario	Risk	Possible scenario 25%	Remote scenario 75%
Short-term investments	253,042	111.11% CDI - 4.42%	11,184	Decrease	8,388	2,796
Trade receivables	11,203	IPCA - 10.06%	1,127	Decrease	1,409	1,972
Lease liabilities	161,532	IGP-M - 17.79%	28,737	Increase	35,921	50,289
Accounts payable from acquisition of subsidiaries	149,765	IPCA - 10.06%	15,066	Increase	18,833	26,366